UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area
code: (650) 312-2000
      --------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period: 4/30/04
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2004









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                      ANNUAL REPORT AND SHAREHOLDER LETTER                SECTOR



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                              FRANKLIN REAL ESTATE
                                 SECURITIES FUND

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                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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Not part of the annual report

                               Contents

SHAREHOLDER LETTER ..............................  1

ANNUAL REPORT

Franklin Real Estate Securities Fund ............  3

Performance Summary .............................  6

Financial Highlights and
Statement of Investments ........................ 11

Financial Statements ............................ 18

Notes to Financial Statements ................... 22

Report of Independent Registered
Public Accounting Firm .......................... 29

Tax Designation ................................. 30

Board Members and Officers ...................... 31

Proxy Voting Policies and Procedures ............ 36


Annual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in securities of companies in the real estate industry, including equity real estate investment trusts (REITs). 1




We are pleased to bring you Franklin Real Estate Securities Fund's annual report for the fiscal year ended April 30, 2004.


PERFORMANCE OVERVIEW

For the year under review, Franklin Real Estate Securities Fund - Class A posted a +25.43% cumulative total return. Compared with its benchmark indexes during the same period, the Fund's return was comparable to the Wilshire Real Estate Securities Index's 25.72% return, and it outperformed the Standard & Poor's Composite Index's (S&P 500's) 22.87% return. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.


ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2004, the U.S. economy strengthened. Driven in part by massive fiscal and economic stimuli injected into the economy last year, the second half of 2003 experienced the fastest advance in output of U.S. made goods and services in nearly 20 years. Annualized gross domestic product
(GDP) growth rose 8.2% and 4.1% in the third and fourth quarters of 2003. The economy showed broad fundamental improvement as first quarter 2004 GDP increased an annualized 4.4% amid robust manufacturing activity, home buying



1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.





                                                               Annual Report | 3
and productivity growth. The U.S. dollar's value declined against most major currencies, particularly versus the euro, which benefited the competitive position of many products produced by U.S. companies and contributed to corporate profit improvements. Business sentiment rose in 2004 through period-end. Consumer spending, which had been constrained by slow wage growth and heavy indebtedness, rebounded by March, further supporting a solid economic recovery.

Productivity gains, shifting global manufacturing operations, raw materials shortages, and rising fuel prices, as well as U.S. political uncertainty in an election year, appeared to inhibit U.S. job growth for much of the reporting period. However, monthly unemployment figures for November 2003 through April 2004 were below 6%, underscored by a significant and long-awaited rise in hiring since February. 3 In light of positive economic developments, inflation experienced an uptick by March, influenced by higher energy and commodity prices.

Domestic equity markets sustained a rally through year-end 2003, spurred by data showing robust economic growth and improving corporate balance sheets, then flattened in the first four months of 2004. Despite continued signs of improved corporate fundamentals through period-end, investors appeared cautious due to geopolitical uncertainty, escalating military activity in Iraq, and speculation about when the Federal Reserve Board might act to constrain inflation by pushing up historically low interest rates. The S&P 500 rose 22.87% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 31.79%. 4 As economic data improved, some interest rates decreased in fall 2003. However, amid some lingering concerns about the economic recovery's strength, for a time interest rates moved within a narrow range before rising toward period-end.

Real estate stocks, as measured by the Wilshire Real Estate Securities Index, outpaced the broader markets. Despite sluggish underlying conditions in the commercial real estate market, related stocks continued a strong upward trend begun more than three years ago. Although interest rates began to rise, investors maintained a keen interest in the relatively high dividend yields being offered by many real estate stocks compared with other investments.



3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's Micropal. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value-weighted and includes over 3,000 companies.



4 |  Annual Report

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.


MANAGER'S DISCUSSION

Our low weighting in apartment stocks relative to the Wilshire Real Estate Securities Index benefited the Fund's relative performance during the year under review as sluggish job growth and housing market strength led to lower equity prices. The Fund's relatively low weighting in local shopping center operators also boosted relative performance. Many of these companies suffered from investor perception that grocer tenants could lose market share over time to competitors such as Wal-Mart. Our shares of Cendant (sold by year-end) and Ventas contributed positively to the Fund's total return during the reporting period.

On the other hand, our low relative weighting in hotels, which performed well, negatively impacted the Fund's relative performance. These stocks historically exhibited a high degree of correlation to an improving economy. Our low weighting in outlet shopping centers also detracted from Fund returns as these companies displayed solid returns and stable fundamentals during the period.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.



[PHOTO OMITTED]

/S/Alex W. Peters, CFA

Alex W. Peters, CFA
Portfolio Manager
Franklin Real Estate Securities Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




TOP 10 HOLDINGS
4/30/04
-----------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY          NET ASSETS
-----------------------------------------
  Simon Property Group Inc.      5.0%
   REITS
-----------------------------------------
  Vornado Realty Trust           4.7%
   REITS
-----------------------------------------
  Rouse Co.                      3.8%
   REITS
-----------------------------------------
  Equity Residential             3.8%
   REITS
-----------------------------------------
  Boston Properties Inc.         3.5%
   REITS
-----------------------------------------
  Macerich Co.                   3.5%
   REITS
-----------------------------------------
  General Growth Properties Inc. 3.5%
   REITS
-----------------------------------------
  ProLogis                       3.4%
   REITS
-----------------------------------------
  iStar Financial Inc.           3.0%
   REITS
-----------------------------------------
  PS Business Parks Inc.         2.5%
   REITS
-----------------------------------------

                                                               Annual Report | 5

Performance Summary as of 4/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                        CHANGE      4/30/04    4/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$3.66       $20.63     $16.97
--------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.6285
--------------------------------------------------------------------------------
  CLASS B                                        CHANGE      4/30/04    4/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$3.61       $20.45     $16.84
--------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.4981
--------------------------------------------------------------------------------
  CLASS C                                        CHANGE      4/30/04    4/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$3.59       $20.37     $16.78
--------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.5018
--------------------------------------------------------------------------------
  ADVISOR CLASS                                  CHANGE      4/30/04    4/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$3.66       $20.68     $17.02
--------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.6822
--------------------------------------------------------------------------------




6 |  Past performance does not guarantee future results.  |  Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
  CLASS A                                 1-YEAR      5-YEAR         10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +25.43%     +68.43%        +184.45%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          +18.19%      +9.68%         +10.36%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $11,819     $15,870         $26,801
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4     +43.73%     +15.48%         +12.31%
--------------------------------------------------------------------------------
  CLASS B                                 1-YEAR      5-YEAR  INCEPTION (1/1/99)
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +24.43%     +62.39%         +71.92%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          +20.43%      +9.91%         +10.58%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $12,043     $16,039         $17,092
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4     +47.38%     +15.78%         +14.05%
--------------------------------------------------------------------------------
  CLASS C                                 1-YEAR      5-YEAR  INCEPTION (5/1/95)
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +24.50%     +62.31%        +167.10%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          +23.50%     +10.17%         +11.53%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $12,350     $16,231         $26,710
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4     +50.41%     +15.99%         +13.58%
--------------------------------------------------------------------------------
  ADVISOR CLASS 5                         1-YEAR      5-YEAR         10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +25.68%     +70.63%        +194.91%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          +25.68%     +11.28%         +11.42%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $12,568     $17,063         $29,491
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4     +52.90%     +17.13%         +13.38%
--------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS A                     4/30/04
---------------------------------------
  1-Year                      +18.19%
---------------------------------------
  5-Year                       +9.68%
---------------------------------------
  10-Year                     +10.36%
---------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund - Class A with that of the S&P 500 6 and the Wilshire Real Estate Securities Index 6, based on a $10,000 investment from 5/1/94 to 4/30/04.

              Franklin Real
            Estate Securities                                 Wilshire Real
Date          Fund - Class A        S&P 500 Index 6        Est. Secs. Index 6
5/1/94           $9,422                 $10,000                  $10,000
5/31/94          $9,594                 $10,163                  $10,208
6/30/94          $9,387                  $9,915                  $10,007
7/31/94          $9,379                 $10,240                  $10,030
8/31/94          $9,396                 $10,659                  $10,023
9/30/94          $9,275                 $10,399                   $9,856
10/31/94         $8,982                 $10,632                   $9,495
11/30/94         $8,663                 $10,245                   $9,124
12/31/94         $9,457                 $10,397                   $9,831
1/31/95          $9,147                 $10,666                   $9,513
2/28/95          $9,306                 $11,082                   $9,811
3/31/95          $9,395                 $11,408                   $9,868
4/30/95          $9,377                 $11,744                   $9,797
5/31/95          $9,740                 $12,212                  $10,121
6/30/95          $9,909                 $12,496                  $10,297
7/31/95         $10,130                 $12,910                  $10,463
8/31/95         $10,352                 $12,942                  $10,591
9/30/95         $10,635                 $13,488                  $10,785
10/31/95        $10,423                 $13,440                  $10,451
11/30/95        $10,582                 $14,029                  $10,560
12/31/95        $11,162                 $14,299                  $11,172
1/31/96         $11,448                 $14,785                  $11,326
2/29/96         $11,596                 $14,923                  $11,551
3/31/96         $11,614                 $15,067                  $11,644
4/30/96         $11,651                 $15,288                  $11,697
5/31/96         $11,927                 $15,682                  $11,957
6/30/96         $12,047                 $15,742                  $12,197
7/31/96         $11,983                 $15,047                  $12,088
8/31/96         $12,545                 $15,365                  $12,602
9/30/96         $12,914                 $16,229                  $12,917
10/31/96        $13,172                 $16,676                  $13,267
11/30/96        $13,586                 $17,935                  $13,817
12/31/96        $14,791                 $17,580                  $15,292
1/31/97         $14,981                 $18,678                  $15,510
2/28/97         $14,962                 $18,825                  $15,520
3/31/97         $15,057                 $18,052                  $15,573
4/30/97         $14,676                 $19,129                  $15,070
5/31/97         $15,199                 $20,293                  $15,519
6/30/97         $15,874                 $21,202                  $16,288
7/31/97         $16,283                 $22,888                  $16,824
8/31/97         $16,226                 $21,606                  $16,700
9/30/97         $17,699                 $22,789                  $18,346
10/31/97        $17,081                 $22,029                  $17,567
11/30/97        $17,433                 $23,048                  $17,920
12/31/97        $17,734                 $23,443                  $18,319
1/31/98         $17,548                 $23,702                  $18,061
2/28/98         $17,401                 $25,411                  $17,830
3/31/98         $17,803                 $26,711                  $18,181
4/30/98         $17,313                 $26,980                  $17,608
5/31/98         $17,156                 $26,517                  $17,439
6/30/98         $16,970                 $27,593                  $17,347
7/31/98         $15,842                 $27,300                  $16,140
8/31/98         $14,293                 $23,357                  $14,463
9/30/98         $15,048                 $24,853                  $15,273
10/31/98        $14,950                 $26,873                  $15,063
11/30/98        $15,136                 $28,501                  $15,346
12/31/98        $15,011                 $30,142                  $15,127
1/31/99         $14,529                 $31,402                  $14,799
2/28/99         $14,350                 $30,427                  $14,682
3/31/99         $14,329                 $31,644                  $14,603
4/30/99         $15,912                 $32,869                  $16,159
5/31/99         $16,111                 $32,094                  $16,432
6/30/99         $15,849                 $33,874                  $16,153
7/31/99         $15,126                 $32,817                  $15,534
8/31/99         $14,853                 $32,655                  $15,301
9/30/99         $14,266                 $31,761                  $14,611
10/31/99        $13,942                 $33,770                  $14,339
11/30/99        $13,627                 $34,456                  $14,114
12/31/99        $14,165                 $36,484                  $14,645
1/31/00         $14,143                 $34,652                  $14,705
2/29/00         $13,844                 $33,996                  $14,424
3/31/00         $14,524                 $37,320                  $15,056
4/30/00         $15,472                 $36,198                  $16,129
5/31/00         $15,818                 $35,457                  $16,323
6/30/00         $16,579                 $36,331                  $16,873
7/31/00         $18,014                 $35,764                  $18,388
8/31/00         $17,404                 $37,984                  $17,726
9/30/00         $17,882                 $35,979                  $18,302
10/31/00        $17,195                 $35,826                  $17,508
11/30/00        $17,344                 $33,004                  $17,902
12/31/00        $18,534                 $33,166                  $19,146
1/31/01         $18,906                 $34,342                  $19,338
2/28/01         $18,581                 $31,212                  $18,935
3/31/01         $18,470                 $29,236                  $18,951
4/30/01         $18,936                 $31,506                  $19,402
5/31/01         $18,843                 $31,718                  $19,945
6/30/01         $19,773                 $30,946                  $21,016
7/31/01         $19,278                 $30,641                  $20,596
8/31/01         $19,702                 $28,725                  $21,314
9/30/01         $18,674                 $26,406                  $20,050
10/31/01        $17,984                 $26,909                  $19,301
11/30/01        $19,305                 $28,973                  $20,551
12/31/01        $19,950                 $29,227                  $21,147
1/31/02         $19,938                 $28,801                  $21,238
2/28/02         $20,409                 $28,245                  $21,724
3/31/02         $21,627                 $29,307                  $23,061
4/30/02         $21,917                 $27,531                  $23,199
5/31/02         $22,160                 $27,329                  $23,433
6/30/02         $22,561                 $25,383                  $23,914
7/31/02         $21,287                 $23,405                  $22,433
8/31/02         $21,275                 $23,558                  $22,442
9/30/02         $20,303                 $21,000                  $21,450
10/31/02        $19,388                 $22,847                  $20,384
11/30/02        $20,068                 $24,190                  $21,393
12/31/02        $20,289                 $22,770                  $21,706
1/31/03         $19,747                 $22,175                  $21,072
2/28/03         $20,100                 $21,842                  $21,382
3/31/03         $20,472                 $22,051                  $21,925
4/30/03         $21,366                 $23,869                  $22,848
5/31/03         $22,814                 $25,125                  $24,159
6/30/03         $23,596                 $25,446                  $24,630
7/31/03         $24,511                 $25,895                  $26,059
8/31/03         $24,701                 $26,399                  $26,338
9/30/03         $25,453                 $26,119                  $27,225
10/31/03        $25,953                 $27,596                  $27,639
11/30/03        $27,119                 $27,839                  $28,836
12/31/03        $27,925                 $29,297                  $29,753
1/31/04         $28,964                 $29,835                  $30,863
2/29/04         $29,770                 $30,250                  $31,492
3/31/04         $31,217                 $29,794                  $33,353
4/30/04         $26,801                 $29,327                  $28,724

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
  CLASS B                               4/30/04
-------------------------------------------------
  1-Year                                +20.43%
-------------------------------------------------
  5-Year                                 +9.91%
-------------------------------------------------
  Since Inception (1/1/99)              +10.58%
-------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund - Class B with that of the S&P 500 6 and the Wilshire Real Estate Securizties Index 6, based on a $10,000 investment from 1/1/99 to 4/30/04.

              Franklin Real
            Estate Securities                                 Wilshire Real
Date          Fund - Class B        S&P 500 Index 6        Est. Secs. Index 6
1/1/99           $10,000                $10,000                  $10,000
1/31/99           $9,679                $10,418                   $9,783
2/28/99           $9,553                $10,094                   $9,706
3/31/99           $9,539                $10,498                   $9,653
4/30/99          $10,587                $10,905                  $10,682
5/31/99          $10,712                $10,647                  $10,863
6/30/99          $10,531                $11,238                  $10,678
7/31/99          $10,049                $10,887                  $10,269
8/31/99           $9,860                $10,834                  $10,115
9/30/99           $9,462                $10,537                   $9,659
10/31/99          $9,246                $11,203                   $9,479
11/30/99          $9,029                $11,431                   $9,331
12/31/99          $9,375                $12,104                   $9,681
1/31/00           $9,360                $11,496                   $9,721
2/29/00           $9,153                $11,279                   $9,535
3/31/00           $9,594                $12,381                   $9,953
4/30/00          $10,224                $12,009                  $10,663
5/31/00          $10,438                $11,763                  $10,791
6/30/00          $10,941                $12,053                  $11,154
7/31/00          $11,878                $11,865                  $12,156
8/31/00          $11,473                $12,601                  $11,718
9/30/00          $11,780                $11,936                  $12,099
10/31/00         $11,318                $11,886                  $11,574
11/30/00         $11,409                $10,949                  $11,834
12/31/00         $12,185                $11,003                  $12,657
1/31/01          $12,423                $11,393                  $12,784
2/28/01          $12,200                $10,355                  $12,518
3/31/01          $12,123                 $9,699                  $12,528
4/30/01          $12,423                $10,453                  $12,826
5/31/01          $12,346                $10,523                  $13,185
6/30/01          $12,957                $10,267                  $13,893
7/31/01          $12,624                $10,166                  $13,615
8/31/01          $12,887                 $9,530                  $14,090
9/30/01          $12,205                 $8,760                  $13,255
10/31/01         $11,752                 $8,927                  $12,759
11/30/01         $12,604                 $9,612                  $13,586
12/31/01         $13,022                 $9,696                  $13,980
1/31/02          $13,006                 $9,555                  $14,040
2/28/02          $13,307                 $9,371                  $14,361
3/31/02          $14,083                 $9,723                  $15,245
4/30/02          $14,273                 $9,134                  $15,336
5/31/02          $14,416                 $9,067                  $15,491
6/30/02          $14,671                 $8,421                  $15,809
7/31/02          $13,839                 $7,765                  $14,830
8/31/02          $13,823                 $7,816                  $14,836
9/30/02          $13,182                 $6,967                  $14,180
10/31/02         $12,584                 $7,580                  $13,475
11/30/02         $13,012                 $8,025                  $14,142
12/31/02         $13,152                 $7,554                  $14,349
1/31/03          $12,783                 $7,357                  $13,930
2/28/03          $13,013                 $7,246                  $14,135
3/31/03          $13,234                 $7,316                  $14,494
4/30/03          $13,816                 $7,919                  $15,104
5/31/03          $14,743                 $8,335                  $15,971
6/30/03          $15,234                 $8,442                  $16,282
7/31/03          $15,812                 $8,591                  $17,227
8/31/03          $15,928                 $8,758                  $17,411
9/30/03          $16,404                 $8,665                  $17,998
10/31/03         $16,711                 $9,155                  $18,271
11/30/03         $17,451                 $9,236                  $19,062
12/31/03         $17,957                 $9,720                  $19,669
1/31/04          $18,612                 $9,898                  $20,402
2/29/04          $19,117                $10,036                  $20,819
3/31/04          $20,033                 $9,884                  $22,049
4/30/04          $17,092                 $9,729                  $18,988

8 |  Past performance does not guarantee future results.  |  Annual Report

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund - Class C with that of the S&P 500 6 and the Wilshire Real Estate Securities Index 6, based on a $10,000 investment from 5/1/95 to 4/30/04.

              Franklin Real
            Estate Securities                                 Wilshire Real
Date          Fund - Class C        S&P 500 Index 6        Est. Secs. Index 6
5/1/95           $10,000                $10,000                  $10,000
5/31/95          $10,368                $10,399                  $10,331
6/30/95          $10,548                $10,640                  $10,511
7/31/95          $10,765                $10,993                  $10,680
8/31/95          $11,001                $11,020                  $10,810
9/30/95          $11,294                $11,485                  $11,009
10/31/95         $11,067                $11,444                  $10,668
11/30/95         $11,218                $11,946                  $10,779
12/31/95         $11,831                $12,176                  $11,404
1/31/96          $12,115                $12,590                  $11,561
2/29/96          $12,272                $12,707                  $11,790
3/31/96          $12,292                $12,829                  $11,886
4/30/96          $12,321                $13,018                  $11,939
5/31/96          $12,606                $13,354                  $12,206
6/30/96          $12,713                $13,404                  $12,450
7/31/96          $12,645                $12,813                  $12,339
8/31/96          $13,224                $13,083                  $12,863
9/30/96          $13,606                $13,819                  $13,185
10/31/96         $13,871                $14,200                  $13,542
11/30/96         $14,303                $15,272                  $14,104
12/31/96         $15,555                $14,970                  $15,609
1/31/97          $15,747                $15,905                  $15,832
2/28/97          $15,717                $16,029                  $15,842
3/31/97          $15,797                $15,372                  $15,896
4/30/97          $15,394                $16,289                  $15,382
5/31/97          $15,939                $17,280                  $15,841
6/30/97          $16,635                $18,054                  $16,626
7/31/97          $17,048                $19,489                  $17,173
8/31/97          $16,978                $18,398                  $17,046
9/30/97          $18,511                $19,405                  $18,727
10/31/97         $17,855                $18,758                  $17,931
11/30/97         $18,208                $19,626                  $18,291
12/31/97         $18,519                $19,962                  $18,699
1/31/98          $18,301                $20,183                  $18,436
2/28/98          $18,146                $21,638                  $18,200
3/31/98          $18,550                $22,745                  $18,558
4/30/98          $18,021                $22,974                  $17,974
5/31/98          $17,856                $22,579                  $17,801
6/30/98          $17,649                $23,496                  $17,707
7/31/98          $16,468                $23,246                  $16,474
8/31/98          $14,852                $19,889                  $14,763
9/30/98          $15,629                $21,163                  $15,589
10/31/98         $15,515                $22,883                  $15,376
11/30/98         $15,691                $24,269                  $15,665
12/31/98         $15,554                $25,667                  $15,441
1/31/99          $15,049                $26,740                  $15,106
2/28/99          $14,851                $25,909                  $14,987
3/31/99          $14,829                $26,945                  $14,906
4/30/99          $16,456                $27,988                  $16,495
5/31/99          $16,653                $27,329                  $16,773
6/30/99          $16,368                $28,844                  $16,488
7/31/99          $15,620                $27,945                  $15,857
8/31/99          $15,323                $27,806                  $15,619
9/30/99          $14,708                $27,045                  $14,914
10/31/99         $14,367                $28,756                  $14,637
11/30/99         $14,037                $29,340                  $14,407
12/31/99         $14,572                $31,067                  $14,949
1/31/00          $14,549                $29,506                  $15,010
2/29/00          $14,227                $28,949                  $14,723
3/31/00          $14,914                $31,779                  $15,368
4/30/00          $15,886                $30,823                  $16,464
5/31/00          $16,221                $30,192                  $16,662
6/30/00          $17,005                $30,937                  $17,223
7/31/00          $18,456                $30,453                  $18,770
8/31/00          $17,824                $32,344                  $18,094
9/30/00          $18,297                $30,637                  $18,682
10/31/00         $17,587                $30,507                  $17,871
11/30/00         $17,729                $28,103                  $18,273
12/31/00         $18,927                $28,241                  $19,543
1/31/01          $19,299                $29,243                  $19,739
2/28/01          $18,963                $26,578                  $19,328
3/31/01          $18,843                $24,895                  $19,344
4/30/01          $19,299                $26,828                  $19,804
5/31/01          $19,191                $27,008                  $20,359
6/30/01          $20,133                $26,351                  $21,452
7/31/01          $19,613                $26,092                  $21,023
8/31/01          $20,024                $24,460                  $21,757
9/30/01          $18,967                $22,485                  $20,466
10/31/01         $18,259                $22,914                  $19,701
11/30/01         $19,590                $24,671                  $20,978
12/31/01         $20,239                $24,887                  $21,586
1/31/02          $20,214                $24,524                  $21,679
2/28/02          $20,672                $24,051                  $22,175
3/31/02          $21,881                $24,956                  $23,539
4/30/02          $22,178                $23,444                  $23,680
5/31/02          $22,401                $23,271                  $23,919
6/30/02          $22,807                $21,614                  $24,410
7/31/02          $21,495                $19,930                  $22,899
8/31/02          $21,470                $20,060                  $22,908
9/30/02          $20,478                $17,882                  $21,895
10/31/02         $19,533                $19,455                  $20,807
11/30/02         $20,213                $20,599                  $21,837
12/31/02         $20,418                $19,389                  $22,156
1/31/03          $19,855                $18,882                  $21,509
2/28/03          $20,213                $18,598                  $21,825
3/31/03          $20,559                $18,777                  $22,380
4/30/03          $21,454                $20,325                  $23,322
5/31/03          $22,898                $21,394                  $24,660
6/30/03          $23,657                $21,668                  $25,141
7/31/03          $24,571                $22,050                  $26,600
8/31/03          $24,751                $22,479                  $26,884
9/30/03          $25,481                $22,241                  $27,790
10/31/03         $25,961                $23,499                  $28,213
11/30/03         $27,114                $23,705                  $29,434
12/31/03         $27,903                $24,947                  $30,370
1/31/04          $28,913                $25,405                  $31,503
2/29/04          $29,699                $25,758                  $32,146
3/31/04          $31,129                $25,370                  $34,045
4/30/04          $26,710                $24,972                  $29,320

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
  CLASS C                                  4/30/04
----------------------------------------------------
  1-Year                                   +23.50%
----------------------------------------------------
  5-Year                                   +10.17%
----------------------------------------------------
  Since Inception (5/1/95)                 +11.53%
----------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin Real Estate Securities Fund - Advisor Class with that of the S&P 500 6 and the Wilshire Real Estate Securities Index 6, based on a $10,000 investment from 5/1/94 to 4/30/04.

              Franklin Real
            Estate Securities                                 Wilshire Real
Date      Fund - Advisor Class      S&P 500 Index 6        Est. Secs. Index 6
5/1/94          $10,000                 $10,000                  $10,000
5/31/94         $10,183                 $10,163                  $10,208
6/30/94          $9,963                  $9,915                  $10,007
7/31/94          $9,954                 $10,240                  $10,030
8/31/94          $9,973                 $10,659                  $10,023
9/30/94          $9,844                 $10,399                   $9,856
10/31/94         $9,533                 $10,632                   $9,495
11/30/94         $9,194                 $10,245                   $9,124
12/31/94        $10,037                 $10,397                   $9,831
1/31/95          $9,708                 $10,666                   $9,513
2/28/95          $9,877                 $11,082                   $9,811
3/31/95          $9,971                 $11,408                   $9,868
4/30/95          $9,952                 $11,744                   $9,797
5/31/95         $10,338                 $12,212                  $10,121
6/30/95         $10,517                 $12,496                  $10,297
7/31/95         $10,752                 $12,910                  $10,463
8/31/95         $10,987                 $12,942                  $10,591
9/30/95         $11,288                 $13,488                  $10,785
10/31/95        $11,062                 $13,440                  $10,451
11/30/95        $11,232                 $14,029                  $10,560
12/31/95        $11,847                 $14,299                  $11,172
1/31/96         $12,150                 $14,785                  $11,326
2/29/96         $12,307                 $14,923                  $11,551
3/31/96         $12,327                 $15,067                  $11,644
4/30/96         $12,366                 $15,288                  $11,697
5/31/96         $12,659                 $15,682                  $11,957
6/30/96         $12,786                 $15,742                  $12,197
7/31/96         $12,718                 $15,047                  $12,088
8/31/96         $13,315                 $15,365                  $12,602
9/30/96         $13,706                 $16,229                  $12,917
10/31/96        $13,980                 $16,676                  $13,267
11/30/96        $14,420                 $17,935                  $13,817
12/31/96        $15,698                 $17,580                  $15,292
1/31/97         $16,171                 $18,678                  $15,510
2/28/97         $16,161                 $18,825                  $15,520
3/31/97         $16,263                 $18,052                  $15,573
4/30/97         $15,853                 $19,129                  $15,070
5/31/97         $16,427                 $20,293                  $15,519
6/30/97         $17,154                 $21,202                  $16,288
7/31/97         $17,606                 $22,888                  $16,824
8/31/97         $17,544                 $21,606                  $16,700
9/30/97         $19,133                 $22,789                  $18,346
10/31/97        $18,477                 $22,029                  $17,567
11/30/97        $18,867                 $23,048                  $17,920
12/31/97        $19,193                 $23,443                  $18,319
1/31/98         $19,003                 $23,702                  $18,061
2/28/98         $18,844                 $25,411                  $17,830
3/31/98         $19,279                 $26,711                  $18,181
4/30/98         $18,760                 $26,980                  $17,608
5/31/98         $18,592                 $26,517                  $17,439
6/30/98         $18,391                 $27,593                  $17,347
7/31/98         $17,183                 $27,300                  $16,140
8/31/98         $15,507                 $23,357                  $14,463
9/30/98         $16,334                 $24,853                  $15,273
10/31/98        $16,218                 $26,873                  $15,063
11/30/98        $16,430                 $28,501                  $15,346
12/31/98        $16,296                 $30,142                  $15,127
1/31/99         $15,784                 $31,402                  $14,799
2/28/99         $15,591                 $30,427                  $14,682
3/31/99         $15,580                 $31,644                  $14,603
4/30/99         $17,285                 $32,869                  $16,159
5/31/99         $17,511                 $32,094                  $16,432
6/30/99         $17,228                 $33,874                  $16,153
7/31/99         $16,454                 $32,817                  $15,534
8/31/99         $16,158                 $32,655                  $15,301
9/30/99         $15,521                 $31,761                  $14,611
10/31/99        $15,169                 $33,770                  $14,339
11/30/99        $14,828                 $34,456                  $14,114
12/31/99        $15,416                 $36,484                  $14,645
1/31/00         $15,404                 $34,652                  $14,705
2/29/00         $15,067                 $33,996                  $14,424
3/31/00         $15,812                 $37,320                  $15,056
4/30/00         $16,856                 $36,198                  $16,129
5/31/00         $17,232                 $35,457                  $16,323
6/30/00         $18,069                 $36,331                  $16,873
7/31/00         $19,631                 $35,764                  $18,388
8/31/00         $18,979                 $37,984                  $17,726
9/30/00         $19,499                 $35,979                  $18,302
10/31/00        $18,752                 $35,826                  $17,508
11/30/00        $18,913                 $33,004                  $17,902
12/31/00        $20,226                 $33,166                  $19,146
1/31/01         $20,632                 $34,342                  $19,338
2/28/01         $20,290                 $31,212                  $18,935
3/31/01         $20,178                 $29,236                  $18,951
4/30/01         $20,687                 $31,506                  $19,402
5/31/01         $20,586                 $31,718                  $19,945
6/30/01         $21,613                 $30,946                  $21,016
7/31/01         $21,075                 $30,641                  $20,596
8/31/01         $21,536                 $28,725                  $21,314
9/30/01         $20,416                 $26,406                  $20,050
10/31/01        $19,675                 $26,909                  $19,301
11/30/01        $21,117                 $28,973                  $20,551
12/31/01        $21,827                 $29,227                  $21,147
1/31/02         $21,827                 $28,801                  $21,238
2/28/02         $22,342                 $28,245                  $21,724
3/31/02         $23,667                 $29,307                  $23,061
4/30/02         $24,010                 $27,531                  $23,199
5/31/02         $24,274                 $27,329                  $23,433
6/30/02         $24,728                 $25,383                  $23,914
7/31/02         $23,323                 $23,405                  $22,433
8/31/02         $23,323                 $23,558                  $22,442
9/30/02         $22,262                 $21,000                  $21,450
10/31/02        $21,260                 $22,847                  $20,384
11/30/02        $22,005                 $24,190                  $21,393
12/31/02        $22,264                 $22,770                  $21,706
1/31/03         $21,659                 $22,175                  $21,072
2/28/03         $22,057                 $21,842                  $21,382
3/31/03         $22,461                 $22,051                  $21,925
4/30/03         $23,467                 $23,869                  $22,848
5/31/03         $25,053                 $25,125                  $24,159
6/30/03         $25,910                 $25,446                  $24,630
7/31/03         $26,926                 $25,895                  $26,059
8/31/03         $27,149                 $26,399                  $26,338
9/30/03         $27,977                 $26,119                  $27,225
10/31/03        $28,540                 $27,596                  $27,639
11/30/03        $29,818                 $27,839                  $28,836
12/31/03        $30,713                 $29,297                  $29,753
1/31/04         $31,868                 $29,835                  $30,863
2/29/04         $32,751                 $30,250                  $31,492
3/31/04         $34,345                 $29,794                  $33,353
4/30/04         $29,491                 $29,327                  $28,724

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  ADVISOR CLASS 5             4/30/04
---------------------------------------
  1-Year                      +25.68%
---------------------------------------
  5-Year                      +11.28%
---------------------------------------
  10-Year                     +11.42%
---------------------------------------

         Annual Report | Past performance does not guarantee future results. | 9

ENDNOTES


INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +87.87% and +8.98%.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.



10 |  Past performance does not guarantee future results.  |  Annual Report

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN REAL ESTATE SECURITIES FUND

                                                                     ----------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS A                                                                  2004         2003       2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $16.97       $18.10     $16.26      $13.87      $15.18
                                                                     ----------------------------------------------------------
Income from investment operations:
 Net investment income  a ..........................................      .55          .63        .66         .64         .67
 Net realized and unrealized gains (losses) ........................     3.74        (1.11)      1.82        2.41       (1.23)
                                                                     ----------------------------------------------------------
Total from investment operations ...................................     4.29         (.48)      2.48        3.05        (.56)
                                                                     ----------------------------------------------------------
Less distributions from:
 Net investment income .............................................     (.63)        (.65)      (.64)       (.66)       (.68)
 Net realized gains ................................................       --           --         --          --        (.07)
                                                                     ----------------------------------------------------------
Total distributions ................................................     (.63)        (.65)      (.64)       (.66)       (.75)
                                                                     ----------------------------------------------------------
Net asset value, end of year .......................................   $20.63       $16.97     $18.10      $16.26      $13.87
                                                                     ==========================================================

Total return b .....................................................   25.43%      (2.51)%     15.74%      22.39%     (2.77)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................................... $550,176     $423,363   $431,749    $356,296    $332,562
Ratios to average net assets:
 Expenses ..........................................................    1.01%         .98%       .96%       1.04%       1.02%
 Net investment income .............................................    2.64%        3.76%      3.96%       4.16%       4.93%
Portfolio turnover rate ............................................   27.34%       29.76%     37.26%      29.03%      25.44%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



                                                              Annual Report | 11

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                     ----------------------------------------------------------
                                                                                          YEAR ENDED APRIL 30,
CLASS B                                                                  2004         2003       2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $16.84       $17.99     $16.17      $13.81      $15.16
                                                                     ----------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................................      .39          .50        .52         .48         .56
 Net realized and unrealized gains (losses) ........................     3.72        (1.10)      1.82        2.45       (1.21)
                                                                     ----------------------------------------------------------
Total from investment operations ...................................     4.11         (.60)      2.34        2.93        (.65)
                                                                     ----------------------------------------------------------
Less distributions from:
 Net investment income .............................................     (.50)        (.55)      (.52)       (.57)       (.63)
 Net realized gains ................................................       --           --         --          --        (.07)
                                                                     ----------------------------------------------------------
Total distributions ................................................     (.50)        (.55)      (.52)       (.57)       (.70)
                                                                     ----------------------------------------------------------
Net asset value, end of year .......................................   $20.45       $16.84     $17.99      $16.17      $13.81
                                                                     ==========================================================

Total return b .....................................................   24.43%      (3.20)%     14.90%      21.51%     (3.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................  $56,334      $40,703    $26,650     $12,264      $4,889
Ratios to average net assets:
 Expenses ..........................................................    1.76%        1.74%      1.71%       1.79%       1.77%
 Net investment income .............................................    1.89%        3.00%      3.11%       3.11%       4.25%
Portfolio turnover rate ............................................   27.34%       29.76%     37.26%      29.03%      25.44%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.







12 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                     ----------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS C                                                                  2004         2003       2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $16.78       $17.91     $16.08      $13.73      $14.97
                                                                     ----------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................................      .39          .51        .53         .51         .55
 Net realized and unrealized gains (losses) ........................     3.70        (1.10)      1.80        2.40       (1.18)
                                                                     ----------------------------------------------------------
Total from investment operations ...................................     4.09         (.59)      2.33        2.91        (.63)
                                                                     ----------------------------------------------------------
Less distributions from:
 Net investment income .............................................     (.50)        (.54)      (.50)       (.56)       (.54)
 Net realized gains ................................................       --           --         --          --        (.07)
                                                                     ----------------------------------------------------------
Total distributions ................................................     (.50)        (.54)      (.50)       (.56)       (.61)
                                                                     ----------------------------------------------------------
Net asset value, end of year .......................................   $20.37       $16.78     $17.91      $16.08      $13.73
                                                                     ==========================================================

Total return b .....................................................   24.50%      (3.27)%     14.92%      21.48%     (3.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................................... $149,656     $114,474   $120,394     $96,364     $77,635
Ratios to average net assets:
 Expenses ..........................................................    1.76%        1.70%      1.71%       1.78%       1.77%
 Net investment income .............................................    1.89%        3.04%      3.23%       3.36%       4.08%
Portfolio turnover rate ............................................   27.34%       29.76%     37.26%      29.03%      25.44%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.





                                                              Annual Report | 13
cFor the period January 1, 1999 (effective date) to April 30, 1999.



Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS (CONTINUED)


FRANKLIN REAL ESTATE SECURITIES FUND

                                                                     ----------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
ADVISOR CLASS                                                            2004         2003       2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                     $17.02       $18.14     $16.30      $13.90      $15.21
                                                                     ----------------------------------------------------------
Income from investment operations:
 Net investment income a                                                  .58          .67        .66         .63         .73
 Net realized and unrealized gains (losses)                              3.76        (1.10)      1.86        2.47       (1.25)
                                                                     ----------------------------------------------------------
Total from investment operations                                         4.34         (.43)      2.52        3.10        (.52)
                                                                     ----------------------------------------------------------
Less distributions from:
 Net investment income                                                   (.68)        (.69)      (.68)       (.70)       (.72)
 Net realized gains                                                        --           --         --          --        (.07)
                                                                     ----------------------------------------------------------
Total distributions                                                      (.68)        (.69)      (.68)       (.70)       (.79)
                                                                     ----------------------------------------------------------
Net asset value, end of year                                           $20.68       $17.02     $18.14      $16.30      $13.90
                                                                     ==========================================================

Total return b                                                         25.68%      (2.27)%     16.06%      22.72%     (2.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                       $41,101      $27,532    $25,879      $9,438      $3,915
Ratios to average net assets:
 Expenses                                                                .76%         .73%       .71%        .79%        .77%
 Net investment income                                                  2.89%        4.01%      3.96%       4.06%       5.27%
Portfolio turnover rate                                                27.34%       29.76%     37.26%      29.03%      25.44%




aBased on average daily shares outstanding.

bTotal return is not annualized for periods less than one year.





14 |  See notes to financial statements.  |  Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2004


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.5%
     HOMEBUILDING 2.2%
     Lennar Corp., A ........................................................................      87,600     $  4,104,060
     M.D.C. Holdings Inc. ...................................................................      36,410        2,249,774
   a Meritage Corp. .........................................................................     129,600        8,793,360
   a NVR Inc. ...............................................................................       5,300        2,390,300
                                                                                                              -------------
                                                                                                                17,537,494
                                                                                                              -------------

     HOTEL/RESORTS/CRUISELINES 4.3%
     Fairmont Hotels & Resorts Inc. (Canada) ................................................     582,100       14,377,870
   a La Quinta Corp. ........................................................................     729,200        5,242,948
     Starwood Hotels & Resorts Worldwide Inc. ...............................................     373,500       14,861,565
                                                                                                              -------------
                                                                                                                34,482,383
                                                                                                              -------------

     REAL ESTATE DEVELOPMENT 7.1%
     Boardwalk Equities Inc. (Canada) .......................................................   1,331,500       15,325,831
     Brookfield Properties Corp. (Canada) ...................................................     315,840        8,780,352
     Forest City Enterprises Inc., A ........................................................     222,300       11,657,412
     LNR Property Corp. .....................................................................      42,500        2,134,350
 a,b Northstar Capital Investment Corp., 144A ...............................................     100,000        1,350,000
     St. Joe Co. ............................................................................     433,700       17,001,040
                                                                                                              -------------
                                                                                                                56,248,985
                                                                                                              -------------

     REAL ESTATE INVESTMENT TRUSTS 83.9%
     Alexandria Real Estate Equities Inc. ...................................................     115,000        6,534,300
     AMB Property Corp. .....................................................................      50,100        1,518,030
     American Financial Realty Trust ........................................................     225,700        3,340,360
     Amli Residential Properties Trust ......................................................     195,000        4,933,500
     Archstone-Smith Trust ..................................................................     241,325        6,619,545
     Arden Realty Inc. ......................................................................     363,400       10,255,148
     Ashford Hospitality Trust ..............................................................     514,000        4,317,600
     Avalonbay Communities Inc. .............................................................     284,400       14,114,772
     Bedford Property Investors Inc. ........................................................     305,220        8,268,410
     Boston Properties Inc. .................................................................     600,150       28,207,050
     Brandywine Realty Trust ................................................................     322,900        8,182,286
     Capital Automotive .....................................................................     379,200       10,666,896
     CarrAmerica Realty Corp. ...............................................................     643,000       18,331,930
     Catellus Development Corp. .............................................................     704,180       15,175,079
     Chelsea Property Group Inc. ............................................................     116,700        5,951,700
     Corporate Office Properties Trust ......................................................     653,100       13,290,585
     Cousins Properties Inc. ................................................................     234,300        6,588,516
     Developers Diversified Realty Corp. ....................................................      58,200        1,906,050
     Duke Realty Corp. ......................................................................      65,652        1,914,412
     Entertainment Properties Trust .........................................................     321,800       10,767,428
     Equity Residential .....................................................................   1,097,000       30,123,620
     Federal Realty Investment Trust, SBI ...................................................     112,500        4,171,500
     General Growth Properties Inc. .........................................................   1,024,290       27,768,502


                                                              Annual Report | 15

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
     REAL ESTATE INVESTMENT TRUSTS (CONT.)
     Glenborough Realty Trust Inc. ..........................................................     281,100     $  5,281,869
     Glimcher Realty Trust ..................................................................     193,700        4,096,755
     Health Care Property Investors Inc. ....................................................     372,300        8,897,970
   a Host Marriott Corp. ....................................................................   1,021,000       12,149,900
     iStar Financial Inc. ...................................................................     681,600       24,224,064
     Kilroy Realty Corp. ....................................................................     415,000       13,010,250
     Kimco Realty Corp. .....................................................................     148,400        6,342,616
     Koger Equity Inc. ......................................................................     527,200       11,044,840
     Lexington Corporate Properties Trust ...................................................     420,300        7,771,347
     Liberty Property Trust .................................................................     550,700       20,128,085
     Macerich Co. ...........................................................................     668,400       27,985,908
     Manufactured Home Communities Inc. .....................................................     245,500        7,684,150
   a MeriStar Hospitality Corp. .............................................................     415,200        2,408,160
     Parkway Properties Inc. ................................................................     183,000        7,265,100
     Pennsylvania Real Estate Investment Trust ..............................................      40,665        1,315,526
     ProLogis ...............................................................................     910,100       26,775,142
     PS Business Parks Inc. .................................................................     535,000       20,303,250
     Public Storage Inc. ....................................................................     386,500       16,151,835
     Ramco-Gershenson Properties Trust ......................................................     343,500        8,134,080
     Reckson Associates Realty Corp. ........................................................     168,700        4,009,999
     Regency Centers Corp. ..................................................................     285,700       10,830,887
     Rouse Co. ..............................................................................     707,400       30,630,420
     Simon Property Group Inc. ..............................................................     821,200       39,590,052
     SL Green Realty Corp. ..................................................................     473,400       19,314,720
     Sun Communities Inc. ...................................................................      29,000        1,013,550
     Tanger Factory Outlet Centers Inc. .....................................................     117,300        4,480,860
     Taubman Centers Inc. ...................................................................     228,500        4,455,750
     Trizec Properties Inc. .................................................................     867,200       12,418,304
     U.S. Restaurant Properties Inc. ........................................................     494,600        7,893,816
     United Dominion Realty Trust Inc. ......................................................     173,100        3,107,145
     Ventas Inc. ............................................................................     695,000       15,352,550
     Vornado Realty Trust ...................................................................     735,800       37,121,110
     Washington Real Estate Investment Trust, SBI ...........................................      74,000        2,012,800
   c Windrose Medical Properties ............................................................     269,300        3,126,573
                                                                                                              -------------
                                                                                                               669,276,602
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $614,896,659) ..................................................                  777,545,464
                                                                                                              -------------

   PREFERRED STOCKS (COST $3,502,663) .8%
   REAL ESTATE INVESTMENT TRUSTS
     Host Marriott Corp., 6.75%, cvt. pfd. ..................................................     132,600        6,654,398
                                                                                                              -------------

   TOTAL LONG TERM INVESTMENTS (COST $618,399,322) ..........................................                  784,199,862
                                                                                                              -------------



16 |  Annual Report

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $13,984,971) 1.8%
   d Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................  13,984,971       13,984,971
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $632,384,293) 100.1% .............................................                  798,184,833
   OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................................                     (918,160)
                                                                                                              -------------
   NET ASSETS 100.0% ........................................................................                 $797,266,673
                                                                                                              =============





aNon-income producing.

bSee Note 9 regarding restricted securities.

cSee Note 8 regarding Holdings of 5% Voting Securities.

dSee Note 7 regarding investments in affiliated Money Market Portfolio.





                         Annual Report | See notes to financial statements. | 17

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004


                                                                   -------------
                                                                     FRANKLIN
                                                                   REAL ESTATE
                                                                    SECURITIES
                                                                       FUND
                                                                   -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...................................  $618,399,322
  Cost - Sweep money fund (Note 7) ..............................    13,984,971
                                                                   -------------
  Value - Unaffiliated issuers ..................................   784,199,862
  Value - Sweep money fund (Note 7) .............................    13,984,971
 Receivables:
  Investment securities sold ....................................       110,351
  Capital shares sold ...........................................     1,624,519
  Dividends and interest ........................................       981,496
                                                                   -------------
      Total assets ..............................................   800,901,199
                                                                   -------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................     2,204,028
  Affiliates ....................................................       978,785
  Shareholders ..................................................       373,608
 Other liabilities ..............................................        78,105
                                                                   -------------
      Total liabilities .........................................     3,634,526
                                                                   -------------
        Net assets, at value ....................................  $797,266,673
                                                                   =============
Net assets consist of:
 Undistributed net investment income ............................  $    809,794
 Net unrealized appreciation (depreciation) .....................   165,800,540
 Accumulated net realized gain (loss) ...........................     1,260,869
 Capital shares .................................................   629,395,470
                                                                   =============
        Net assets, at value ....................................  $797,266,673
                                                                   =============






18 |  Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2004


                                                                  -------------
                                                                    FRANKLIN
                                                                  REAL ESTATE
                                                                   SECURITIES
                                                                      FUND
                                                                  -------------
CLASS A:
Net assets, at value ...........................................  $550,176,373
                                                                  =============
Shares outstanding .............................................    26,672,200
                                                                  =============
Net asset value per share a ....................................        $20.63
                                                                  =============
Maximum offering price per share
 (net asset value per share / 94.25%) ..........................        $21.89
                                                                  =============
CLASS B:
Net assets, at value ...........................................  $ 56,333,975
                                                                  =============
Shares outstanding .............................................     2,754,833
                                                                  =============
Net asset value and maximum offering price per share a .........        $20.45
                                                                  =============
CLASS C:
Net assets, at value ...........................................  $149,655,607
                                                                  =============
Shares outstanding .............................................     7,347,775
                                                                  =============
Net asset value and maximum offering price per share a .........        $20.37
                                                                  =============
ADVISOR CLASS:
Net assets, at value ...........................................  $ 41,100,718
                                                                  =============
Shares outstanding .............................................     1,987,272
                                                                  =============
Net asset value and maximum offering price per share ...........        $20.68
                                                                  =============




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.





                         Annual Report | See notes to financial statements. | 19

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the year ended April 30, 2004


                                                                    ------------
                                                                       FRANKLIN
                                                                     REAL ESTATE
                                                                      SECURITIES
                                                                         FUND
                                                                    ------------
Investment income:
 Dividends:
  Unaffiliated issuers ...........................................  $ 27,523,346
  Non-controlled affiliated issuers (Note 8) .....................       207,733
  Sweep money fund (Note 7) ......................................       288,077
                                                                    ------------
      Total investment income ....................................    28,019,156
                                                                    ------------
Expenses:
 Management fees (Note 3) ........................................     3,576,653
 Distribution fees (Note 3)
  Class A ........................................................     1,330,703
  Class B ........................................................       535,746
  Class C ........................................................     1,451,478
 Transfer agent fees (Note 3) ....................................     1,948,221
 Custodian fees (Note 4) .........................................        11,096
 Reports to shareholders .........................................       110,055
 Registration and filing fees ....................................       121,137
 Professional fees ...............................................        34,821
 Trustees' fees and expenses .....................................        15,844
 Other ...........................................................        35,926
                                                                    ------------
      Total expenses .............................................     9,171,680
                                                                    ------------
        Net investment income ....................................    18,847,476
                                                                    ------------
Realized and unrealized gains (losses):
Net realized gain (loss) from investments ........................    35,462,622
Net unrealized appreciation (depreciation) on investments ........    95,155,991
                                                                    ------------
Net realized and unrealized gain (loss) ..........................   130,618,613
                                                                    ------------
Net increase (decrease) in net assets resulting from operations ..  $149,466,089
                                                                    ============




20 |  See notes to financial statements.  |  Annual Report

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended April 30, 2004 and 2003

                                                                                        ------------------------------------
                                                                                        FRANKLIN REAL ESTATE SECURITES FUND
                                                                                        ------------------------------------
                                                                                             2004                2003
                                                                                        ------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ................................................................    $ 18,847,476        $ 20,821,646
Net realized gain (loss) from investments ............................................      35,462,622           9,754,429
Net unrealized appreciation (depreciation) on investments ............................      95,155,991         (47,868,488)
                                                                                        ------------------------------------
      Net increase (decrease) in net assets resulting from operations ................     149,466,089         (17,292,413)
 Distributions to shareholders from:
 Net investment income:
Class A ..............................................................................     (15,989,316)        (15,525,626)
Class B ..............................................................................      (1,287,641)         (1,101,235)
Class C ..............................................................................      (3,522,515)         (3,752,350)
Advisor Class ........................................................................      (1,157,863)         (1,056,973)
                                                                                        ------------------------------------
 Total distributions to shareholders .................................................     (21,957,335)        (21,436,184)
 Capital share transactions (Note 2):
Class A ..............................................................................      38,021,381          18,619,722
Class B ..............................................................................       6,862,038          15,731,041
Class C ..............................................................................      11,024,456           2,334,359
Advisor Class ........................................................................       7,778,430           3,442,434
                                                                                        ------------------------------------
 Total capital share transactions ....................................................      63,686,305          40,127,556
      Net increase (decrease) in net assets ..........................................     191,195,059           1,398,959
Net assets
 Beginning of year ...................................................................     606,071,614         604,672,655
                                                                                        ------------------------------------
 End of year .........................................................................    $797,266,673        $606,071,614
                                                                                        ====================================
Undistributed net investment income included in net assets:
 End of year .........................................................................       $ 809,794        $  3,919,089
                                                                                        ====================================




                         Annual Report | See notes to financial statements. | 21

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS


FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks to maximize total return by investing at least 80% of its net assets in securities of companies in the real estate industry, including equity real estate investment trusts (REITS). The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value as determined following procedures approved by the Board of Trustees. Investments in open-end mutual funds are valued at the closing net asset value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.







22 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                      -----------------------------------------------------------------
                                                           YEAR ENDED APRIL 30,
                                                 2004                                2003
                                      -----------------------------------------------------------------
                                        SHARES         AMOUNT               SHARES         AMOUNT
                                      -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................  9,230,389    $ 191,433,534         12,286,539    $ 208,359,787
 Shares issued in reinvestment of
  distributions .....................    728,989       14,577,701            837,542       14,066,071
 Shares redeemed .................... (8,232,023)    (167,989,854)       (12,039,132)    (203,806,136)
                                      -----------------------------------------------------------------
 Net increase (decrease) ............  1,727,355    $  38,021,381          1,084,949    $  18,619,722
                                      =================================================================
CLASS B SHARES:
 Shares sold ........................    759,546    $  15,535,001          1,164,255    $  19,457,743
 Shares issued in reinvestment of
  distributions .....................     56,562        1,125,375             57,888          961,046
 Shares redeemed ....................   (477,595)      (9,798,338)          (287,065)      (4,687,748)
                                      -----------------------------------------------------------------
 Net increase (decrease) ............    338,513    $   6,862,038            935,078    $  15,731,041
                                      =================================================================




                                                              Annual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      -----------------------------------------------------------------
                                                           YEAR ENDED APRIL 30,
                                                 2004                                2003
                                      -----------------------------------------------------------------
                                        SHARES         AMOUNT               SHARES         AMOUNT
                                      -----------------------------------------------------------------
CLASS C SHARES:
 Shares sold ........................  1,880,843    $  38,530,037          1,791,610    $  29,763,024
 Shares issued in reinvestment of
  distributions .....................    154,537        3,059,609            192,794        3,206,631
 Shares redeemed .................... (1,508,306)     (30,565,190)        (1,884,732)     (30,635,296)
                                      -----------------------------------------------------------------
 Net increase (decrease) ............    527,074    $  11,024,456             99,672    $   2,334,359
                                      =================================================================
ADVISOR CLASS SHARES:
 Shares sold ........................    502,936    $  10,591,257            504,347    $   8,530,129
 Shares issued in reinvestment of
  distributions .....................     54,494        1,095,771             58,960          991,256
 Shares redeemed ....................   (188,212)      (3,908,598)          (371,994)      (6,078,951)
                                      -----------------------------------------------------------------
 Net increase (decrease) ............    369,218    $   7,778,430            191,313    $   3,442,434
                                      =================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

-----------------------------------------------------------------------------------------------------
  ENTITY                                                                     AFFILIATION
-----------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                         Investment manager
  Franklin/Templeton Distributors, Inc. (Distributors)                       Principal underwriter
  Franklin Templeton Services, LLC (FT Services)                             Administrative manager
  Franklin/Templeton Investor Services, LLC (Investor Services)              Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 Plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $598,116 and $107,086, respectively.

The Fund paid transfer agent fees of $1,948,221, of which $978,124 was paid to Investor Services.





24 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2004, there were no credits earned.


5. INCOME TAXES

At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ......................................  $632,900,335
                                                            -------------
Unrealized appreciation ..................................  $174,135,854
Unrealized depreciation ..................................    (8,851,356)
                                                            -------------
Net unrealized appreciation (depreciation) ...............  $165,284,498
                                                            -------------

Undistributed ordinary income ............................  $  1,184,457
Undistributed long term capital gains ....................  $  1,476,836
                                                            -------------
Distributable earnings ...................................  $  2,661,293
                                                            -------------

The tax character of distributions paid during the years ended April 30, 2004 and 2003, was as follows:

                                             ----------------------------
                                                2004            2003
                                             ----------------------------
Distributions paid from:
 Ordinary income ..........................  $21,957,335     $21,436,184
                                             ----------------------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and complex securities.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended April 30, 2004 aggregated $280,302,113 and $197,202,665, respectively.

7. INVESTMENTS IN AFFILIATED MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $288,077 of dividend income from investment in the Sweep Money Fund for the year ended April 30, 2004.





                                                              Annual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at April 30, 2004 were as shown below.

--------------------------------------------------------------------------------------------------------
                          NUMBER OF                        NUMBER OF
                          SHARES HELD                     SHARES HELD   VALUE               REALIZED
                         AT BEGINNING   GROSS     GROSS     AT END     AT END  INVESTMENT    CAPITAL
  NAME OF ISSUER            OF YEAR   ADDITIONS REDUCTIONS  OF YEAR    OF YEAR   INCOME  GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------
  NON CONTROLLED AFFILIATES
  Windrose Medical
   Properties ..........    334,800      --      (65,500)   269,300      $--*   $207,733           --
                                                                       ---------------------------------

*As of April 30, 2004, no longer an affiliate.


9. RESTRICTED SECURITIES

At April 30, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At April 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

------------------------------------------------------------------------------------------------------
                                                         ACQUISITION
   SHARES    ISSUER                                         DATE            COST             VALUE
------------------------------------------------------------------------------------------------------
 100,000     Northstar Capital Investment Corp., 144A ...   1/16/98       $1,993,250      $1,350,000
                                                                          ----------------------------
  TOTAL RESTRICTED SECURITIES (.17% OF NET ASSETS) .................      $1,993,250      $1,350,000
                                                                          ============================

10. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.







26 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.





                                                              Annual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.





28 |  Annual Report

Franklin Real Estate Securities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the "Fund") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 9, 2004



                                                              Annual Report | 29

Franklin Real Estate Securities Trust

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(3)(c) of the Internal Revenue Code, the Fund hereby designates $1,476,835 as a capital gain dividend for the fiscal year ended April 30, 2004.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates up to a maximum of $3,271,203 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 11.61% of the ordinary income dividends as income qualifying for the dividends received deduction for corporations for the fiscal year ended April 30, 2004.



30 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (83)      Trustee         Since 1993      112                     None
 One Franklin Parkway
 San Matteo, CA94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------

 HARRIS J. ASHTON (71)          Trustee         Since 1993      141                     Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                   company).
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

 ROBERT F. CARLSON (76)         Trustee         Since 1998      51                      None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
 member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief
 Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

 S. JOSEPH FORTUNATO (71)       Trustee         Since 1993      142                     None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

 FRANK W.T. LAHAYE (75)         Trustee         Since 1993      114                     Director, The California Center for Land
 One Franklin Parkway                                                                   Recycling (redevelopment).
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 GORDON S. MACKLIN (76)         Trustee         Since 1993      141                     Director, White Mountains Insurance Group,
 One Franklin Parkway                                                                   Ltd. (holding company); Martek Biosciences
 San Mateo, CA 94403-1906                                                               Corporation; MedImmune, Inc.
                                                                                        (biotechnology); and Overstock.com (Internet
                                                                                        services); and FORMERLY, Director, MCI
                                                                                        Communication Corporation (subsequently
                                                                                        known as MCI WorldCom, Inc. and WorldCom,
                                                                                        Inc.) (communications services) (1988-2002)
                                                                                        and Spacehab, Inc. (aerospace services)
                                                                                        (1994-2003).

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 **HARMON E. BURNS (59)         Trustee and     Since 1993      38                      None
 One Franklin Parkway           Vice President
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 **CHARLES B. JOHNSON (71)       Trustee and    Since 1993      141                     None
 One Franklin Parkway            Chairman of
 San Mateo, CA 94403-1906        the Board

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


32 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 **RUPERT H. JOHNSON, JR. (63)  Trustee,        Trustee and     124                     None
 One Franklin Parkway           President and   President since
 San Mateo, CA 94403-1906       Chief Executive 1993 and Chief
                                Officer -       Executive
                                Investment      Officer -
                                Management      Investment
                                                Management
                                                since 2002

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MARTIN L. FLANAGAN (43)        Vice President  Since 1995      Not Applicable          None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 JIMMY D. GAMBILL (56)          Senior Vice     Since 2002      Not Applicable          None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief Executive
 Fort Lauderdale, FL 33394-3091 Officer -
                                Finance and
                                Administration

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 DAVID P. GOSS (56)             Vice President  Since 2000      Not Applicable          None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (56)          Vice President  Since 2000      Not Applicable          None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

 DIOMEDES LOO-TAM (65)          Treasurer       Since March     Not Applicable          None
 One Franklin Parkway                           2004
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel
 Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000);
 and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

 MICHAEL O. MAGDOL (66)         Vice President  Since 2002      Not Applicable          Director, FTI Banque, Arch Chemicals, Inc.
 600 Fifth Avenue               - AML Compliance                                        and Lingnan Foundation.
 Rockefeller Center
 New York, NY 10020-2302

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MURRAY L. SIMPSON (66)         Vice President  Since 2000      Not Applicable          None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


34 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 GALEN G. VETTER (52)           Chief Financial Since May 2004  Not Applicable          None
 500 East Broward Blvd.         Officer
 Suite 2100
 Fort Lauderdale, FL 33394-3091

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
 LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



                                                              Annual Report | 35

Franklin Real Estate Securities Trust

PROXY VOTING POLICIES AND PROCEDURES


FRANKLIN REAL ESTATE SECURITIES FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





36 |  Annual Report

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10




1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund. 7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                              Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE
SECURITIES FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


192 A2004 06/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,932 for the fiscal year ended April 30, 2004 and $25,418 for the fiscal year ended April 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,548 for the fiscal year ended April 30, 2004 and $2,500 for the fiscal year ended April 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $367 for the fiscal year ended April 30, 2004 and $0 for the fiscal year ended April 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,633 for the fiscal year ended April 30, 2004 and $12,975 for the fiscal year ended April 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The Fund's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,548 for the fiscal year ended April 30, 2004 and $15,475 for the fiscal year ended April 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

      ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    June 30, 2004